Note 16 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2018
	Total,	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	$41,435	-	$41,435	-

Fair Value Measurements, Nonrecurring [Table Text Block]
	December 31, 2017
	Fair Value	Level 1	Level 2	Level 3	Loss 2017
Vessel profit participating liability	$1,297,100	-	$1,297,100	-	-
Vessels held for sale	$5,000,000	-	$5,000,000	-	$4,595,819
	December 31, 2018
	Fair Value	Level 1	Level 2	Level 3	Loss 2018
Vessel profit participating liability	$1,067,500	-	$1,067,500	-	-
December 31, 2019
	Fair Value	Level 1	Level 2	Level 3	Loss 2019
Vessel profit participating liability	-	-	-	-	-